Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income	$ 3,288	$ 3,614
Items that may be reclassified subsequently to profit or loss:
Unrealized losses on derivatives designated as cash flow hedges, net of tax $nil and $nil	0	(3)
Realized losses on derivatives designated as cash flow hedges, net of tax $nil and $nil	3	4
Currency translation adjustments, net of tax $nil and $nil	2	(7)
Items that will not be reclassified to profit or loss:
Actuarial gain (loss) on post-employment benefit obligations, net of tax ($1) and $1	2	(6)
Net change in value of equity investments, net of tax $8 and ($38)	(44)	148
Total other comprehensive (loss) income	(37)	136
Total comprehensive income	3,251	3,750
Attributable to:
Equity holders of Barrick Gold Corporation	1,985	2,460
Non-controlling interests	$ 1,266	$ 1,290